Basis of Presentation and Significant Accounting Policies - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Accrued capital expenditures	$ 151,965	$ 7,252
Accrued production expenses	10,879	0
Accrued general and administrative expenses	7,450	2,696
Other	6,200	297
Total accrued liabilities	$ 176,494	$ 10,245